Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, authorized	7,000,000	7,000,000	7,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued	7,000,000	7,000,000	7,000,000
Preferred stock, outstanding	7,000,000	7,000,000	7,000,000
Common stock, authorized	1,250,000,000	1,250,000,000	1,250,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Commons stock, issued	159,912,808	155,464,808	315,188,929
Commons stock, outstanding	159,912,808	155,464,808	315,188,929